UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 130.5%
Corporate — 1.1%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$155,997
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	750	784,905

		940,902
County/City/Special District/School District — 28.7%
City of New York New York, GO:
Fiscal 2012, Series A-1, 5.00%, 8/01/35	200	209,322
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	440	470,760
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	980,620
5.00%, 8/01/30	1,000	1,073,710
City of New York New York, GO:
Sub-Series A-1, 5.00%, 10/01/34	330	346,322
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,073,930
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, (AMBAC):
5.00%, 11/15/44	3,610	3,612,599
4.75%, 11/15/45	500	488,730
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	966,469
5.00%, 7/01/33	400	413,532
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 5.69%, 3/01/39 (a)	1,000	242,800
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	162,498
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	160	154,578
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project Series A:
5.25%, 5/01/31	$200	$213,660
(AGM), 5.75%, 5/01/25	1,000	1,137,230
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	499,510
5.75%, 2/15/47	1,000	1,066,940
(AGC), 5.00%, 2/15/47	1,250	1,258,537
(AGM), 5.00%, 2/15/47	750	755,123
(NPFGC), 4.50%, 2/15/47	1,150	1,075,135
New York Liberty Development Corp., Refunding RB, Liberty:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,041,960
4 World Trade Center Project, 5.75%, 11/15/51	670	713,972
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,065,680
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	6,000	6,162,120

		25,185,737
Education — 33.8%
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/44	2,500	2,499,875
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	759,416
Wildlife Conservation Society, Series A, 3.25%, 8/01/32	440	368,262
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	422,661
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	2,500	2,531,825
County of Dutchess New York Local Development Corp., RB, Vassar College, Series A, 5.00%, 1/01/49	250	252,398

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Herkimer New York Industrial Development Agency, RB, College Foundation, Inc., Student Housing Project, 6.25%, 8/01/34	$1,000	$1,000,390
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,600	1,599,936
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	1,000	1,021,560
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	527,410
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester, Series A, 5.00%, 7/01/38	400	418,596
County of Oneida New York Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/38	300	280,104
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	175,131
5.00%, 7/01/42	115	108,015
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	990,948
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	266,895
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,056,790
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	321,474
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (concluded):
FIT Student Housing Corp. (NPFGC), 5.13%, 7/01/14 (b)	$2,500	$2,573,025
Fordham University, Series A, 5.00%, 7/01/28	500	538,875
New York University, Series B, 5.00%, 7/01/37	500	523,430
New York University, Series C, 5.00%, 7/01/38	1,000	1,046,410
Rochester Institute of Technology, 5.00%, 7/01/40	550	565,565
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	621,066
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,038,320
Teachers College, Series B, 5.00%, 7/01/42	500	507,655
The New School (AGM), 5.50%, 7/01/43	350	366,499
State of New York Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	250	262,870
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	2,400	2,442,456
New York University, Series A, 5.00%, 7/01/37	745	779,911
Rochester Institute of Technology, 4.00%, 7/01/32	395	364,194
Skidmore College, Series A, 5.00%, 7/01/27	135	144,945
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,630,620
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	640,974
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	466,839

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Teachers College, Series A, 5.00%, 7/01/31	$525	$552,683

		29,668,023
Health — 15.4%
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	528,520
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	834,844
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	783,674
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	1,250	1,279,025
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,894
Mental Health Services (AGM), 5.00%, 2/15/22	995	1,130,370
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	267,200
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	350	363,591
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	185	161,067
St. Joachim & Anne Residence, 5.25%, 7/01/27	3,000	2,795,400
State of New York Dormitory Authority, Refunding RB:
New York University Hospital Center, Series A, 5.00%, 7/01/36	500	503,730
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	750	760,650
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	1,840	1,903,885
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	$750	$745,537
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,500	1,504,290

		13,567,677
Housing — 1.8%
State of New York Mortgage Agency, RB, 49th Series, 4.00%, 10/01/43	500	425,630
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	1,425	1,148,137

		1,573,767
State — 12.6%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,103,360
Series S-2 (AGM, NPFGC), 5.00%, 1/15/37	850	898,051
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	801,570
State of New York Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	600	669,912
Series C, 5.00%, 12/15/31	1,500	1,603,140
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,045,500
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,024,080
State of New York Dormitory Authority, Refunding RB, 3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/30	1,500	1,602,315
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	342,054

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
State of New York Thruway Authority, Refunding RB, 2nd General Highway and Bridge Trust, Series A, 5.00%, 4/01/32	$250	$263,035
State of New York Urban Development Corp., RB, Personal Income Tax:
Series A, 3.50%, 3/15/28	1,200	1,159,236
State Series C, 5.00%, 3/15/30	500	539,675

		11,051,928
Transportation — 25.7%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	615,584
Series C, 6.50%, 11/15/28	750	875,617
Series D, 5.25%, 11/15/41	1,750	1,800,400
Series H, 5.00%, 11/15/25	1,500	1,638,300
Series H, 5.00%, 11/15/30	500	522,765
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	540	561,119
Series D, 5.25%, 11/15/31	750	796,597
Series F, 5.00%, 11/15/30	630	658,684
Port Authority of New York & New Jersey, Refunding RB, 178th Series, 5.00%, 12/01/38	430	449,281
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM, NPFGC), 5.00%, 1/01/37	4,000	4,122,080
Series I, 5.00%, 1/01/24	1,000	1,125,840
Series I, 5.00%, 1/01/37	2,000	2,056,160
Series I, 5.00%, 1/01/42	425	432,905
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 4.93%, 11/15/32 (a)	1,250	496,988
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,058,450
General, Series B, 5.00%, 11/15/31	90	96,231
Series C, 5.00%, 11/15/38	1,000	1,030,960
Series E (NPFGC), 5.00%, 11/15/32	2,660	2,667,022
Sub-Series A, 5.00%, 11/15/29	1,485	1,599,776

		22,604,759
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities — 11.4%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	$1,000	$1,056,000
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Series DD, 5.00%, 6/15/32	1,100	1,152,261
Series FF, 4.00%, 6/15/45	400	352,388
County of Suffolk New York Water Authority, Refunding RB, 3.00%, 6/01/25	750	722,572
Long Island Power Authority, RB, General Electric System:
Series A (AGM), 5.00%, 5/01/36	500	509,290
Series C (CIFG), 5.25%, 9/01/29	1,000	1,064,110
Long Island Power Authority, Refunding RB, Electric System Series A (AGC):
5.75%, 4/01/39	1,690	1,874,278
General, 6.00%, 5/01/33	2,000	2,247,400
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,054,340

		10,032,639
Total Municipal Bonds — 130.5%		114,625,432

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 25.6%
County/City/Special District/School District — 8.9%
City of New York New York, GO, Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,135,130
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,591,894
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	1,920,334

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, Liberty, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,085	$2,165,147

		7,812,505
Education — 5.4%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/35	1,999	2,111,391
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/37	2,499	2,623,271

		4,734,662
Transportation — 5.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,495	3,648,605
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	856,392

		4,504,997
Utilities — 6.2%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	495	548,465
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$2,249	$2,381,951
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,062,790
Series FF-2, 5.50%, 6/15/40	405	431,553

		5,424,759
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 25.6%		22,476,923
Total Long-Term Investments (Cost — $136,012,957) — 156.1%		137,102,355

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	2,786,162	2,786,162
Total Short-Term Securities (Cost — $2,786,162) — 3.2%		2,786,162
Total Investments (Cost — $138,799,119*) — 159.3%		139,888,517
Other Assets Less Liabilities — 1.7%		1,474,411
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.9%)		(13,060,980)
VRDP Shares, at Liquidation Value — (46.1%)		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$87,801,948

* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$126,047,603

Gross unrealized appreciation		$3,475,798
Gross unrealized depreciation		(2,692,021)

Net unrealized appreciation		$783,777

Notes to Schedule of investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

(d)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2017 to February 15, 2019 is $ 1,482,592.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New York Municipal Money Fund	3,752,091	(965,929)	2,786,162	—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	BARB	Building Aid Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	CIFG	CDC IXIS Financial Guaranty
	ERB	Education Revenue Bonds
	FHA	Federal Housing Administration
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	NPFGC	National Public Finance Guarantee Corp.
	PILOT	Payment in Lieu of Taxes
	RB	Revenue Bonds

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(36)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$4,559,063	$23,023
•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$137,102,355	—	$137,102,355
Short-Term Securities	$2,786,162	—	—	2,786,162

Total	$2,786,162	$137,102,355	—	$139,888,517

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$23,023	—	—	$23,023
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$64,000	—	—	$64,000
Liabilities:
Bank overdraft	—	$(3,342)	—	(3,342)
TOB trust certificates	—	(13,057,137)	—	(13,057,137)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$64,000	$(53,560,479)	—	$(53,496,479)

There were no transfers between levels during the period ended November 30, 2013.

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date:	January 24, 2014